Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 132,393,000		$ 78,376,000	$ 176,523,000
Inventory, net	53,494,000		54,453,000	46,580,000
Prepaid expenses and other current assets	7,491,000		8,104,000	4,828,000
Total current assets	193,378,000		140,933,000	227,931,000
Property and equipment, net	15,831,000		15,932,000	15,100,000
Operating lease right-of-use assets	19,581,000		21,214,000	24,234,000
Other long-term assets	1,249,000		4,394,000	2,453,000
TOTAL ASSETS	230,039,000		182,473,000	269,718,000
Current liabilities:
Accrued costs and expenses	40,830,000		20,651,000	19,810,000
Accounts payable	17,714,000		21,346,000	23,814,000
Deferred revenue	12,575,000		11,267,000	11,119,000
Operating lease liabilities, current	3,788,000		3,550,000	2,955,000
Other current liabilities	854,000		1,650,000	3,522,000
Debt, current	22,708,000		10,750,000	1,918,000
Total current liabilities	98,469,000		69,214,000	63,138,000
Derivative warrant liabilities	76,686,000		0
Debt, noncurrent	43,694,000		56,183,000	29,782,000
Operating lease liabilities, noncurrent	18,106,000		20,029,000	23,579,000
Other long-term liabilities	1,562,000		5,408,000	4,942,000
Total liabilities	238,517,000		150,834,000	121,441,000
Commitments and Contingencies
Convertible preferred stock, $0.0001 par value – 98,234,236 shares authorized at December 31, 2021 and March 31, 2022; 97,611,343 shares issued and outstanding at December 31, 2021 and March 31, 2022	487,918,000		487,918,000	487,918,000
Shareholders' Deficit:
Common stock value	16,000		1,000	1,000
Additional paid-in capital	564,343,000		33,863,000	14,605,000
Accumulated deficit	(572,837,000)		(490,143,000)	(354,247,000)
Total Shareholders' deficit	(8,478,000)		(456,279,000)	(339,641,000)
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS' DEFICIT	$ 230,039,000		182,473,000	$ 269,718,000
Virgin Group Acquisition Corp. II [Member]
Current Assets:
Cash		$ 79,823	507,233
Prepaid expenses		615,316	629,106
Total current assets		695,139	1,136,339
Prepaid expenses – non-current portion		0	141,333
Cash and investments held in trust account		402,566,409	402,530,526
TOTAL ASSETS		403,261,548	403,808,198
Current liabilities:
Accrued costs and expenses		2,814,837	2,419,324
Due to related party		31,667	1,667
Promissory note – related party		1,000,000	1,000,000
Total current liabilities		3,846,504	3,420,991
Derivative warrant liabilities		5,685,730	13,340,010
Backstop derivative liability		30,234,314
Deferred underwriters' discount		14,087,500	14,087,500
Total liabilities		53,854,048	30,848,501
Commitments and Contingencies
Class A ordinary shares, $0.001 par value; 200,000,000 shares authorized; 40,250,000 shares subject to possible redemption at a redemption value of $10.00 per share		402,500,000	402,500,000
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding		0	0
Additional paid-in capital		0	0
Accumulated deficit		(53,093,506)	(29,541,309)
Total Shareholders' deficit		(53,092,500)	(29,540,303)
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS' DEFICIT		403,261,548	403,808,198
Virgin Group Acquisition Corp. II [Member] | Common Class B
Shareholders' Deficit:
Common stock value		$ 1,006	$ 1,006